Leases	12 Months Ended
Dec. 31, 2020
Leases

Note 8 Leases

Right-of-use assets

	December 31,
	2020	2019
Opening balance	7,527	1,819
Additional agreements	98	7,527
Termination of agreement	0	(1,819)
Exchange differences	(8)	—
Additional agreements, through acquisition	1,978	—
Closing balance	9,595	7,527

Depreciation
Opening balance	(1,568)	—
Depreciation	(2,786)	(1,778)
Termination of agreement	0	210
Exchange differences	3	—
Closing balance	(4,351)	(1,568)

Net book value	5,244	5,959

Depreciation on right-of-use assets are included in the consolidated statements of income under Research and development expenses amounted to SEK 165 and SEK 0 for the year ended December 31, 2020 and 2019, respectively, and Administrative and selling expenses amounted to SEK 2,621 and SEK  1,778 for the year ended December 31, 2020 and 2019, respectively.

Lease liabilities

	December 31,
	2020	2019
Non-current lease liabilities	878	3,584
Current lease liabilities	3,908	2,486
Total	4,786	6,070

Lease liabilities are included in the consolidated statements of financial position under other non-current liabilities and other current liabilities. Changes in liabilities arising from financing activities, see Note 23 Cash for further information on leasing liabilities.

Maturity analysis on future lease liabilities

	December 31,
	2020	2019
<12 months	4,521	3,816
1-2 years	1,105	2,306
>2 years	0	533
	5,626	6,655

Future lease payments in accordance with the above are undiscounted and include variable fees.

The leases primarily comprise of leased premises for the Group. The lease agreements for leased premises have terms ending 2021, 2022 and 2023 respectively and can be extended unless one of the parties terminates the lease agreements. The Group cannot determine with reasonable certainty whether the extensions will take place based on the Group’s development and has therefore not expected utilization after the terms ending. Future lease payments are linked to the development in the CPI index, but with a limitation on negative index change. Index adjustments are included in the lease liability when they come into force and are then adjusted against the right-of-use asset. Lease of low-value assets consists mainly of storage and office equipment.

	Year Ended
	December 31,
	2020	2019
Interest expenses attributable to lease liabilities	388	307
Expenses attributable to short-term lease	731	265
Expenses attributable to leasing agreements with low value	103	96
Expenses attributable to variable lease payments that are not included in lease liabilities	344	187
This year's lease payments in the Group	4,930	2,343

Parent Company
Leases

Note 6 Leases

Leasing expenses for the year in respect to operating leases amounted to SEK 3,326 and SEK 2,508 for the year ended December 31, 2020 and 2019, respectively. Future payment commitments for operating leases are specified as follows:

	Year Ended December 31,
	2020	2019
Future minimum lease payments
Within 1 year	2,835	3,284
Between 1 and 5 years	1,087	3,808
More than 5 years	0	—
Total	3,922	7,092